Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Our Board of Directors is responsible for reviewing the Company’s cybersecurity risk management and control systems in relation to the financial reporting by the Company, including the Company’s cybersecurity strategy. We maintain a process for assessing, identifying and managing material risks from cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy laws and other litigation and legal risk; and reputational risk, as part of our overall risk management system and processes. We asses and manage our cybersecurity risks though our Information Technologies (“IT”) Committee, which is integrated by the Chief Executive Officer and the Chief Financial Officer. The Chief Executive Officer presents to our Board of Directors, on a yearly basis, the work carried out on the identification, categorization, and mitigation procedures put in place in relation to the most relevant risks of the company, including cybersecurity risks. In this sense, risks related to cybersecurity have been categorized as “high relevance” for the Company.

Our IT department is responsible for targeted and regular monitoring of cybersecurity risks. They independently and continuously monitor cybersecurity risks and countermeasures to defend against such threats and, in the event of a cybersecurity threat or cybersecurity incident, inform executive management and our Board of Directors. In addition to the regular meetings between executive management and the individual risk owners mainly consisting out of the various departments’ heads, a comprehensive cybersecurity risk analysis for internal and external risks is carried out as appropriate.

According to the priority of the cybersecurity risks as result of the risk evaluation, risks are addressed by concrete actions and, if appropriate and possible, necessary countermeasures. In order to be able to react quickly and flexibly to cybersecurity risks, risk management is integrated into existing processes and reporting channels. Our risk management program considers cybersecurity risks alongside other company risks, and our enterprise risk professionals consult with company subject matter experts to gather information necessary to identify cybersecurity risks and evaluate their nature and severity, as well as identify mitigations and assess the impact of those mitigations on residual risk. We may engage third parties from time to time to conduct risk assessments.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	In order to be able to react quickly and flexibly to cybersecurity risks, risk management is integrated into existing processes and reporting channels.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Board of Directors is responsible for reviewing the Company’s cybersecurity risk management and control systems in relation to the financial reporting by the Company, including the Company’s cybersecurity strategy.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures.

The board of directors receives reports on cybersecurity risks, including recent legislative developments and evolving standards on cybersecurity, key issues, priorities and challenges in our cybersecurity management, and relevant data or metrics. The board of directors also receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our cybersecurity related policies, the head of cybersecurity will present them to the board of directors for their review and approval. Oversight of cybersecurity risks resides with the full board of directors, and no separate board committee has been designated for this purpose.

Our head of cybersecurity leads the overall assessment, identification and management of risks related to cybersecurity threats. He works collaboratively within our Group and receives regular briefings on cybersecurity matters, such as report on cybersecurity incidents and responses and remedial measures.

Our head of cybersecurity and his dedicated staff are responsible for the daily management of our cybersecurity efforts. This includes updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution. His primary focus is to consistently update our cybersecurity programs and mitigation strategies, ensuring they align with industry best practices and procedures.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our head of cybersecurity and his dedicated staff are responsible for the daily management of our cybersecurity efforts.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true